Risk Management (Details) - Schedule of Financial Assets and Associated Collateral - Credit Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	$ 43,513,411	$ 41,777,784
Collateral	27,451,044	26,373,603
Net exposure	16,062,367	15,404,181
Associated ECL	1,171,096	1,198,264
Interbank loans [Member]
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	68,440	32,991
Collateral	3,677
Net exposure	64,763	32,991
Associated ECL	2	1
Commercial loans [Member]
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	18,071,657	17,684,589
Collateral	9,893,336	9,945,505
Net exposure	8,178,321	7,739,084
Associated ECL	659,594	661,566
Mortgage loans [Member]
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	17,073,439	15,729,009
Collateral	16,589,333	15,358,111
Net exposure	484,106	370,898
Associated ECL	216,133	162,756
Consumer Loans [Member]
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	5,598,350	5,282,812
Collateral	586,050	593,660
Net exposure	5,012,300	4,689,152
Associated ECL	274,262	328,944
Contingent loans exposure [Member]
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	2,701,525	3,048,383
Collateral	378,648	476,327
Net exposure	2,322,877	2,572,056
Associated ECL	$ 21,105	$ 44,997